Non-Controlling Interest - Schedule of Changes in Equity Classified Non-controlling Ownership Interests in Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Controlling Interests [Line Items]
Equity at beginning of period	$ 458,232	$ 547,589	$ 584,147
Share of comprehensive income (loss)	27,782	(66,535)	(37,444)
Equity-settled share-based awards expense	21,941	3,625	13,567
Expiration of share options in subsidiary	0	0
Equity at end of period	407,933	458,232	547,589
Non-controlling interests
Non-Controlling Interests [Line Items]
Equity at beginning of period	(5,835)	5,369	(9,368)
Share of comprehensive income (loss)	(25,728)	(931)	13,290
Deconsolidation of subsidiary (Vedanta)	7,430	(9,085)	11,904
NCI exercise of share-based awards in subsidiaries - change in NCI interest			(15,164)
Equity-settled share-based awards expense	17,372	277	4,711
Expiration of share options in subsidiary	(1)	(1,458)
Other	(13)	(6)	(4)
Equity at end of period	$ (6,774)	$ (5,835)	$ 5,369